Property, equipment, intangible assets and leases - Additional details (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	3.60%
Average pre-tax discount rate applied to cash flow projections	13.80%	14.50%